UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-07307
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                                  INCOME TRUST
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     5/31
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Date of reporting period:7/1/03-6/30/04
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07307
Reporting Period: 07/01/2003 - 06/30/2004
Income Trust









========================= GOVERNMENT INCOME PORTFOLIO ==========================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


============================= HIGH YIELD PORTFOLIO =============================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


=========================== QUALITY INCOME PORTFOLIO ===========================

During the period covered by this report, the Portfolio held no securities in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  Income Trust




By (Signature and Title)*     /s/ Paula R. Meyer
                              ------------------
                                  Paula R. Meyer
                                  President

Date                              August 26, 2004


* Print the name and title of each signing officer under his or her signature.